Summary of Significant Accounting Policies (Tables) - Benefactum Alliance Business Consultant (Beijing) Co., Ltd [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Schedule of Estimated Useful Lives of Assets

Property and equipment are recorded at cost. Depreciation is computed using the straight-line method, over the estimated useful lives of these assets. Estimated useful lives of the assets are as follows:

Office furniture	3 years
Electronics equipment	5 years
Leasehold improvement	1 to 3 years
Estimated useful lives of the assets are as follows:
Office furniture	3 years
Electronics equipment	5 years
Leasehold improvement	1 to 3 years

Schedule of Foreign Exchange Contracts

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	June 30, 2016	December 31,2015
Balance sheet items, except for share capital and deficit, as of the year ended	USD$1=RMB 6.6312	USD$1=RMB 6.4917
Amounts included in the statements of income (loss) and cash flows for the period	USD$1=RMB 6.5624	USD$1=RMB 6.2288

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:

	December 31, 2015	December 31,2014
Balance sheet items, except for share capital and deficit, as of the year ended	US$1=RMB 6.4917	US$1=RMB 6.1460
Amounts included in the statements of income (loss) and cash flows for the period	US$1=RMB 6.2288	US$1=RMB 6.1457